Average Annual Total Returns - Advisor Class - PIMCO Global Managed Asset Allocation Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	16.71%	8.83%	4.59%	13.31%	9.34%	7.68%